Unaudited Consolidated Statements of Cash Flows - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Cash Flows from Operating Activities
Net loss	$ (165.3)	$ (59.9)	$ (216.6)	$ (114.3)
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash compensation expense related to stock options	0.2	0.2	0.5	0.9
Depreciation of non-current assets	29.5	26.4	59.0	54.8
Impairment of non-current assets	124.4	0.0	124.4	0.0	$ 0.0
Gain on disposal of assets	(0.7)	(0.8)	(0.7)	(0.7)
Amortization of deferred finance charges	1.6	1.9	3.2	3.0
Effective interest rate adjustments	2.8	0.7	5.9	1.7
Loss/(income) from equity method investments	1.1	5.7	0.0	(10.3)
Deferred income tax	1.1	(0.5)	1.0	(0.8)
Change in assets and liabilities:
Amounts due to/from related parties	(7.4)	0.1	(18.5)	4.7
Accrued expenses	24.8	(0.9)	85.6	0.3
Long-term accrued interest	(3.1)	15.7	(47.2)	31.8
Other current and non-current assets	(28.5)	(6.5)	(52.1)	0.6
Other current and non-current liabilities	11.0	7.0	32.3	0.7
Net cash used in operating activities	(8.5)	(10.9)	(23.2)	(27.6)
Cash Flows from Investing Activities
Payments to Acquire Machinery and Equipment	(0.4)	0.0	(0.4)	0.0
Proceeds from sale of fixed assets	0.7	0.8	0.7	2.2
Investments in equity method investments	0.0	(1.6)	0.0	1.5
Additions to jack-up rigs	(15.9)	(4.9)	(23.0)	(7.7)
Net cash used in investing activities	(15.6)	(5.7)	(22.7)	(4.0)
Cash Flows from Financing Activities
Proceeds from share issuance, net of issuance cost	3.6	0.0	37.7	44.8
Net cash provided by financing activities	3.6	0.0	37.7	44.8
Net (decrease)/increase in cash, cash equivalents and restricted cash	(20.5)	(16.6)	(8.2)	13.2
Cash, cash equivalents and restricted cash at the beginning of the period	58.3	49.0	46.0	19.2	19.2
Cash, cash equivalents and restricted cash at the end of the period	37.8	32.4	37.8	32.4	46.0
Supplementary disclosure of cash flow information
Interest paid, net of capitalized interest	(15.0)	(13.7)	(22.1)	(23.2)
Income taxes paid, net	(5.0)	1.6	(6.6)	0.8
Cash and cash equivalents	29.7		29.7		34.9
Restricted cash	1.4		1.4		3.3
Non-current restricted cash	6.7		6.7		7.8
Total cash and cash equivalents and restricted cash	$ 37.8	$ 32.4	$ 37.8	$ 32.4	$ 46.0